Consolidated Balance Sheet - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
Assets [Abstract]
Cash and central bank balances		€ 166,208	€ 137,592
Interbank balances (w/o central banks)		9,130	9,636
Central bank funds sold and securities purchased under resale agreements		8,533	13,801
Securities borrowed		0	428
Financial assets at fair value through profit or loss [Abstract]
Trading assets		107,929	110,875
Positive market values from derivative financial instruments		343,493	332,931
Non-trading financial assets mandatory at fair value through profit and loss		76,121	86,901
Financial assets designated at fair value through profit or loss		437	7
Total financial assets at fair value through profit or loss		527,980	530,713
Financial assets at fair value through other comprehensive income		55,834	45,503
Equity method investments		901	929
Loans at amortized cost		426,691	429,841
Property and equipment		5,549	4,930
Goodwill and other intangible assets		6,725	7,029
Other assets	[1]	110,360	110,359
Assets for current tax		986	926
Deferred tax assets		6,063	5,986
Total assets		1,324,961	1,297,674
Liabilities and equity [Abstract]
Deposits		567,745	572,208
Central bank funds purchased and securities sold under repurchase agreements		2,325	3,115
Securities loaned		1,697	259
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities		44,316	37,065
Negative market values from derivative financial instruments		327,775	316,506
Financial liabilities designated at fair value through profit or loss		46,582	50,332
Investment contract liabilities		526	544
Total financial liabilities at fair value through profit or loss		419,199	404,448
Other short-term borrowings		3,553	5,218
Other liabilities		114,208	107,964
Provisions		2,430	2,622
Liabilities for current tax		574	651
Deferred tax liabilities		561	545
Long-term debt		149,163	136,473
Trust preferred securities	[2]	1,321	2,013
Total liabilities		1,262,777	1,235,515
Common shares, no par value, nominal value of EUR 2.56		5,291	5,291
Additional paid-in capital		40,606	40,505
Retained earnings		10,002	9,644
Common shares in treasury, at cost		(7)	(4)
Accumulated other comprehensive income (loss), net of tax		(1,118)	421
Total shareholders equity		54,774	55,857
Additional equity components		5,824	4,665
Noncontrolling interests		1,587	1,638
Total equity		62,184	62,160
Total liabilities and equity		€ 1,324,961	€ 1,297,674

[1]	Includes non-current assets and disposal groups held for sale
[2]	Perpetual instruments, redeemable at specific future dates at the Groups option.